INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2023 and 2022 is as follows:

	Year Ended
US	June 30, 2023	June 30, 2022
Loss before Income taxes	$(2,790,407)	$(2,658,087)

Taxes under statutory US tax rates	$(585,986)	$(558,198)
Increase (decrease) in valuation allowance	861,178	339,334
Prior period adjustment	(218,947)	-
Foreign tax rate differential	(60,316)	(64,349)
Income tax rate change	-	272,008
Other	4,071	11,205
Income tax (expense) benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year Ended
	June 30, 2023	June 30, 2022
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Accrued Expenses	478,273	363,873
Prepaid Investor Services	575,021	427,318
Non-cash interest	758,797	709,936
Intangibles (Intellectual Property and Patent Cost)	321,557	293,260
Deferred Rent	4,550	4,198
Formation Expense	6,553	6,553
Net Operating Loss carryforward	8,910,873	8,759,357
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	572,141	460,772
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	$11,679,818	$11,077,318

Deferred tax liabilities
Research and Development	$(202,568)	$(170,435)
Gain on extinguishment of debt	47,393	(259,470)
Capital Raising Costs	(369,033)	(352,981)
Total deferred tax liabilities	$(524,208)	$(782,886)

Net deferred tax assets	$11,155,610	$10,294,432
Valuation allowance	(11,155,610)	(10,294,432)
Net deferred tax assets	$-	$-